Income Taxes - Earnings before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Earnings before income taxes	$ 5,908.3	$ 4,904.2
Provision for (recovery of) income taxes	813.4	1,092.5
Net earnings	5,094.9	3,811.7	[1]
Gain on sale and consolidation of insurance subsidiaries	549.8	1,219.7
Canada
Segmented Information
Earnings before income taxes	1,115.6	547.6
Provision for (recovery of) income taxes	234.9	153.6
Net earnings	880.7	394.0
U.S.
Segmented Information
Earnings before income taxes	1,764.3	2,792.3
Provision for (recovery of) income taxes	362.2	545.3
Net earnings	1,402.1	2,247.0
U.S. | Crum & Forster Pet Insurance Group and Pethealth
Segmented Information
Gain on sale and consolidation of insurance subsidiaries		1,213.2
U.K.
Segmented Information
Earnings before income taxes	881.9	353.2
Provision for (recovery of) income taxes	(48.5)	103.4
Net earnings	930.4	249.8
U.K. | Ambridge Group
Segmented Information
Gain on sale and consolidation of insurance subsidiaries	259.1
Other
Segmented Information
Earnings before income taxes	2,146.5	1,211.1
Provision for (recovery of) income taxes	264.8	290.2
Net earnings	$ 1,881.7	$ 920.9

[1]	See note 3 for details of transition to IFRS 17.